Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Equity Incentive Plans
2020 Stock Option and Grant Plan
Prior to the effectiveness of the registration statement on Form S-1 (File No. 333-256838) for its IPO, the Company granted share-based awards under the 2020 Stock Option and Grant Plan, as amended (the “2020 Plan”). The Company was authorized to grant under the 2020 Plan incentive stock options, nonqualified stock options, restricted stock awards, restricted stock units and other share-based awards to the Company’s officers, employees, directors and consultants. Options under the 2020 Plan could be granted for periods of up to 10 years and at prices no less than 100.0% of the estimated fair value of the shares on the date of grant as determined by the Board, provided, however, that the exercise price of an incentive stock option granted to a 10.0% stockholder shall not be less than 110.0% of the estimated fair value of the shares on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options generally vest monthly over four years with or without one year cliff vesting. Per the 2020 Plan, granted options may be early exercised prior to vesting and the Company will issue shares of restricted stock upon the early exercise with vesting terms consistent with the original grant. Upon completion of the Company’s IPO, the remaining shares available for issuance under the 2020 Plan were retired, and the Company no longer grants awards pursuant to the 2020 Plan.
2021 Stock Option and Incentive Plan
In June 2021, the Company’s board of directors approved the 2021 Stock Option and Incentive Plan (the “2021 Plan”) that became effective immediately prior to the date when the Company’s prospectus was declared effective by the SEC on June 24, 2021. The Company initially reserved 5,636,000 shares of common stock for issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 5% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s compensation committee. On January 1, 2022 and 2023, the number of shares of common stock available under the 2021 Plan increased by 2,900,541 shares and 2,911,088 shares, respectively, pursuant to the evergreen provision of the 2021 Plan. The option exercise price of each option will be determined by the Company’s compensation committee but generally may not be less than 100% of the fair market value of the Company’s common stock on the date of grant. The term of each option will be fixed by the Company’s compensation committee and may not exceed ten years from the date of grant. The grant date fair value of all awards made under the 2021 Plan and all other cash compensation paid by the Company to any non-employee director for services as a non-employee director in any calendar year may not exceed $1.0 million for the first year of service and $750.0 thousand for each year of service thereafter.
As of December 31, 2023, there were 10,798,817 shares available for future issuance under the 2021 Plan.
Restricted Stock Awards
During the year ended December 31, 2020, the Company issued 832,983 shares as restricted stock awards under the 2020 Plan. The purchase price of the restricted common stock awards was fair value as determined by the Board at the issuance date. The shares vest monthly over four years with the one-year cliff vesting from the grant date. Upon termination of employment, the Company has the right to repurchase any unvested restricted shares. The repurchase price for unvested shares of common stock will be the lower of (i) the fair market value on the date of repurchase or (ii) their original purchase price. There were no shares issued during the years ended December 31, 2023 and 2022.
The Company accounted for restricted stock awards as early exercised options and recognized a liability in other liabilities when cash was received for the purchase of shares of restricted stock awards. As shares of restricted stock awards vest, the Company reclassified the liability to common stock and additional paid in capital. As of December 31, 2023 and 2022, the Company recorded a minimal liability for restricted stock awards included in accrued expenses and other current liabilities.
There were 163,830 and 5,140 shares of restricted stock award shares canceled and repurchased as of December 31, 2023 and 2022, respectively. There were 751,758 and 553,443 shares of restricted stock vested as of December 31, 2023 and 2022, respectively.
Employee Stock Purchase Plan
In June 2021, the Company’s board of directors and stockholders approved the 2021 Employee Stock Purchase Plan (the “ESPP”) which became effective upon the IPO. Pursuant to the ESPP, certain employees of the Company, excluding consultants and non-employee directors, are eligible to purchase common stock of the Company at a reduced rate during offering periods. The ESPP permits participants to purchase common stock using funds contributed through payroll deductions, subject to a calendar year limit of $25,000 and at a purchase price of 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the applicable purchase date, which will be the final trading day of the applicable purchase period. The ESPP has two annual purchase periods extending from June to November and December to May.
As of December 31, 2023, no employees were enrolled in the ESPP and the Company did not record a liability for ESPP in accrued liabilities as of December 31, 2023. The Company had $0.1 million in accrued liabilities as of December 31, 2022. The Company issued 65,222 shares and 333,155 shares under the ESPP during the years ended December 31, 2023 and 2022, respectively.
Effective January 1, 2022 and 2023, the number of shares of common stock available under the 2021 ESPP increased by 564,000 shares pursuant to the evergreen provision of the 2021 ESPP.

	Year Ended December 31,
	2023	2022
Expected volatility	75.00% - 79.00%	73.00% - 75.00%
Expected dividend yield	0%	0%
Expected term (in years)	0.5	0.5
Risk-free interest rate	4.65% - 5.44%	0.10% - 4.65%
Incentive Stock Options and Nonqualified Stock Options
Stock options issued under the 2020 Plan and 2021 Plan, generally, vest over a four-year period and expire ten years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the individual award agreements.
The Company used the Black-Scholes option pricing model to estimate stock-based compensation expense for stock option awards granted during the periods presented, with the following assumptions.

	Year Ended December 31,
	2023	2022
Expected volatility	77.00% - 79.00%	74.00% - 75.00%
Expected dividend yield	0%	0%
Expected term (in years)	6.04	5.97- 6.01
Risk-free interest rate	3.50% - 4.12%	1.91% - 4.23%
A summary of option activity under the 2020 Plan and the 2021 Plan during the year ended December 31, 2023 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,755,303	$8.47	8.7	$794
Options granted - 2021 Plan	3,223,400	$2.22
Options exercised	(101,900)	$0.98
Options cancelled	(5,500,430)	$6.79
Outstanding as of December 31, 2023	5,376,373	$6.58	6.1	$847
Exercisable	3,812,992	$6.42	5.2	$664
Vested and expected to vest as of December 31, 2023	5,376,373	$6.58	6.1	$847
Aggregate intrinsic value represents the difference between the fair value of the underlying common stock and the exercise price as of December 31, 2023. The weighted-average grant date fair value of options granted during the December 31, 2023 was $1.56 per share.
The intrinsic value of the stock options exercised was $0.1 and $0.2 million for the years ended December 31, 2023 and 2022, respectively.
Early Exercise of Stock Options
The terms of the 2020 Plan permit the exercise of options granted prior to vesting, subject to required approvals. The unvested shares are subject to the repurchase right upon termination of employment at the original purchase price. The repurchase right lapses in 180 days after the termination of the employee’s employment. Shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules. Cash received for early exercised stock options is recorded as other liabilities on the balance sheet and is reclassified to common stock and additional paid-in capital as such shares vest. During the years ended December 31, 2023 and 2022, the Company repurchased 227,792 and 189,414 shares that were previously early exercised.
At December 31, 2023 and 2022, 68,868 and 554,695 shares, respectively, remained subject to the right of repurchase as a result of the early exercised stock options. The remaining liability related to early exercised shares as of December 31, 2023 and 2022 was minimal and was recorded in accrued expenses and other current liabilities in the balance sheets.
Stock-Based Compensation Expense
The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Restricted stock awards and founders’ common stock awards	$7	$11
ESPP	96	391
Stock options	10,471	13,132
Total stock-based compensation expense	$10,574	$13,534
The above stock-based compensation expense also includes the expenses of $2.6 million and $2.2 million related to stock options issued to non-employees during the years ended December 31, 2023 and 2022, respectively.
The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Research and development expenses	$1,904	$5,317
General and administrative expenses	8,670	8,217
Total stock-based compensation expense	$10,574	$13,534
As of the years ended December 31, 2023 and 2022, there was $7.4 million and $31.0 million, respectively, of unrecognized stock-based compensation expense related to the employee and non-employee awards, which is expected to be recognized over a weighted-average period of 1.5 years and 2.6 years , respectively.
Share-Based Compensation
The Company’s 2020 Equity Incentive Plan (the 2020 Plan) provides for the grant of incentive stock options, non-statutory stock options, and other equity awards to the Company’s employees, officers, directors, and consultants. As of December 31, 2023, the aggregate number of shares of Class A common stock authorized under the 2020 Plan, as amended, was 11,385,409 shares.
Stock Options
Stock options granted under the 2020 Equity Incentive Plan generally vest over three or four years and expire after 10 years.
The per share exercise price for stock options granted is set at the fair value per share of common stock as determined by the board of directors as of the date of grant. The board of directors determined the value the Company’s Class A common stock considering many factors, including third-party valuation of the Company's Class A common shares, as well as additional factors, which may have changed since the date of the most recent contemporaneous valuation through the date of grant.
A summary of stock option activity for awards under the 2020 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Lives (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	5,271,961	$0.38	6.8	$12,585
Granted	4,045,329	$1.26	—
Outstanding as of December 31, 2023	9,317,290	$0.76	7.4	$18,691
Exercisable as of December 31, 2023	7,261,957	$0.63	6.9	$15,536
Vested and expected to vest	9,492,482	$0.76	7.4	$19,054
The weighted average grant date fair value per share of stock options granted during the years ended December 31, 2022 and 2023 was $0.73 and $1.07, respectively.
The Company recorded share-based compensation expense of $0.7 million and $1.3 million for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, there was $4.3 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2020 Plan, which is expected to be recognized over a weighted average period of 2.7 years.
Share-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2022	2023
Selling, general and administrative	$568	$900
Research and development	153	443
Total	$721	$1,343
The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	December 31
	2022	2023
Expected term	6.0 years	6.0 years
Expected volatility	92.8% - 96.6%	92.0% - 92.7%
Risk free interest rate	1.9% - 4.2%	3.9% - 4.6%
Expected dividend yield	0.0%	0.0%
Liability for Early Exercise of Stock Options
Certain individuals were granted the ability to early exercise their stock options. The shares of Class A common stock issued from the early exercise of unvested stock options are restricted and continue to vest in accordance with the original vesting schedule. The Company has the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. The shares purchased by the employees and non-employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares vest. The cash received in exchange for exercised and unvested shares related to stock options granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheets and will be transferred into Class A common stock and additional paid-in capital as the shares vest. As of December 31, 2022 and 2023, there were 285,839 and 175,192 unvested shares issued under early exercise provisions were subject to repurchase by the Company, respectively. At both December 31, 2022 and 2023, the Company recorded $0.1 million associated with early exercised stock options in other long-term liabilities.